Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

NOTE 17 — EMPLOYEE BENEFIT PLANS

Following the Spin-off, the Company maintains various benefit plans, including defined contribution plans, a defined benefit plan and deferred compensation plans, of which certain of the Company’s subsidiaries are the plan sponsors.  The rights and obligations of these plans were transferred from CHS in connection with the Spin-off, pursuant to the Separation and Distribution Agreement.

Defined Contribution Plans

The Quorum Health Retirement Savings Plan (the “RSP”) is a defined contribution plan established on January 1, 2016 by CHS in anticipation of the Spin-off. Prior to the Spin-off, the cumulative liability for these benefit costs was recorded in Due to Parent, net in the combined balance sheets.  The assets and liabilities under this plan were transferred to QHC in connection with the Spin-off.  The RSP covers the majority of the employees at the Company’s subsidiaries. Total expense to the Company under all defined contribution plans was $13.6 million, $13.0 million and $13.1 million for the years ended December 31, 2016, 2015 and 2014, respectively.  The benefit costs associated with the RSP are recorded as salaries and benefits expense in the consolidated and combined statements of income for all periods

Deferred Compensation Plans

Certain of the Company’s employees participate in CHS’ unfunded deferred compensation plans that allow participants to defer receipt of a portion of their compensation.  The election period for those employees continued under the CHS plan through December 31, 2016. In 2017, the corresponding plan assets and liabilities will be transferred to a new plan established by QHC, pursuant to the Employee Matters Agreement, as described below. The estimated liability under these plans at December 31, 2016 was approximately $23 million.

On August 18, 2016, the Compensation Committee of the Board adopted the Executive Nonqualified Excess Plan Adoption Agreement (the “Adoption Agreement”) and the Executive Nonqualified Excess Plan Document (the “Plan Document”), that together, the Adoption Agreement names as the QHCCS, LLC Nonqualified Deferred Compensation Plan (the “NQDCP”). The NQDCP is an unfunded, nonqualified deferred compensation plan that provides deferred compensation benefits for a select group of management, highly compensated employees and independent contractors of the Company’s wholly-owned subsidiary, QHCCS, LLC, a Delaware limited liability company (“QHCCS”), including the Company’s named executive officers. The NQDCP permits participants to defer a portion of their annual base salary, service bonus and performance-based compensation, as well as up to 100% of their incentive compensation in any calendar year. In addition to participant deferrals, QHCCS and/or its affiliates may make discretionary credits to participants’ accounts for any year. The estimated liability under this plan at December 31, 2016 was approximately $0.1 million.

Supplemental Executive Retirement Plans

On April 1, 2016, the Board adopted the Quorum Health Corporation Supplemental Executive Retirement Plan (the “Original SERP Plan”). Pursuant to the EMA between the Company and CHS, the Company assumed all liabilities for all obligations under the Original SERP Plan for the benefits of QHC employees, as defined in the EMA, except that no additional benefits were to accrue under the Original SERP Plan following the Spin-off.  The accrued benefit liability for the Original SERP Plan that was transferred to the Company in connection with the Spin-off was $6.0 million.  There were no assets transferred to the Company related to the Original SERP Plan in connection with the Spin-off.

On May 24, 2016, the Board, upon recommendation of the Compensation Committee, approved the Company’s Amended and Restated Supplemental Executive Retirement Plan (the “Amended and Restated SERP”), in order to accrue additional benefits with respect to QHC employees who otherwise qualify as “Participants” under the Amended and Restated SERP.  The Amended and Restated SERP is a noncontributory non-qualified deferred compensation plan under Section 409A of the Internal Revenue Code. The Company uses a December 31 measurement date for the benefit obligations and a January 1 measurement date for the net periodic benefit costs of the Amended and Restated SERP.  The benefit obligations under this plan were unfunded as of December 31, 2016.

A summary of the components of net periodic benefit costs follows (in thousands):

	Year Ended December 31,
	2016	2015	2014

Service cost	$1,270	$—	$—
Interest cost	237	—	—
Amortizations:
Plan service cost (credit)	268	—	—
Net loss (gain)	12	—	—
Total net periodic benefit cost	$1,787	$—	$—

A summary of the weighted-average assumptions used by the Company to determine net periodic benefit costs follows:

	Year Ended December 31,
	2016	2015	2014

Discount rate	3.2%	—%	—%
Rate of compensation increase	3.0%	—%	—%

A summary of changes recognized in other comprehensive income (loss) follows (in thousands):

	December 31,
	2016	2015

Prior service cost (credit)	$2,949	$—
Net loss (gain) arising during period	14	—
Amounts recognized as a component of net periodic benefit cost:
Amortization or curtailment recognition of prior service (cost) credit	(264)	—
Amortization or settlement recognition of net gain (loss)	(3)	—
Total recognized in other comprehensive loss (income)	$2,696	$—

The estimated prior service cost that will be amortized from accumulated other comprehensive income into net periodic benefit cost for the year ended December 31, 2017 is $0.4 million.  The estimated actuarial loss that will be amortized or recognized from accumulated other comprehensive income into net periodic benefit cost is minimal.

A summary of changes in the benefit obligation follows (in thousands):

	December 31,
	2016	2015

Change in benefit obligation
Benefit obligation transferred from the Spin-off	$5,964	$—
Service cost	1,270	—
Interest cost	190	—
Plan amendments	2,921	—
Actuarial (gain) loss	(911)	—
Benefit obligation at end of year	$9,434	$—

As of December 31, 2016, the current and long-term portions of the benefit liability were $2.3 million and $7.1 million, respectively.  The current portion is included in accrued salaries and benefits and the long-term portion is included in other long-term liabilities in the consolidated and combined balance sheet.  The accumulated benefit obligation at December 31, 2016 was $7.0 million.

A summary of the weighted-average assumptions used by the Company to determine its benefit obligation follows:

	December 31,
	2016	2015

Discount rate	3.6%	—%
Rate of compensation increase	2.0%	—%

A summary of expected future benefit payments for the next five years and the five years thereafter follows (in thousands):

2017	$2,275
2018	—
2019	—
2020	—
2021	1,288
Five years thereafter	10,780
Total	$14,343

The expected payment for the year ended December 31, 2017 is related to an executive who retired in December 2016.

Director’s Fees Deferral Plan

On September 16, 2016, the Board adopted the Quorum Health Corporation Director’s Fees Deferral Plan (the “Director’s Plan”). The Director’s Plan is effective beginning January 1, 2017. Pursuant to the Director’s Plan, members of the Board may elect to defer and accumulate fees, including retainer fees and fees for attendance at Board meetings and Board committees. A director may elect that all or any specified portion of the director’s fees to be earned during a calendar year be credited to a director’s cash account and/or a director’s stock unit account maintained on the individual director’s behalf in lieu of payment. Payment of amounts credited to a director’s cash account and stock unit account will be made upon a payment commencement event, as defined in the Director’s Plan, in accordance with the payment method elected by the individual director, either in lump sum or in a number of annual installments, not to exceed 15 installments. The Director’s Plan extends to directors of the Board not employed by the Company or any of its subsidiaries. Pursuant to the Director’s Plan, the Company registered and made available for issuance under the Director’s Plan a maximum of 150,000 shares of QHC common stock.

Defined Benefit Pension Plan

QHC provides benefits to employees at one of its hospitals through a defined benefit plan (the “Pension Plan”). The Pension Plan provides benefits to covered individuals satisfying certain age and service requirements. Employer contributions to the Pension Plan are in accordance with the minimum funding requirements of the ERISA, as amended. The Company expects to make contributions to the Pension Plan for the full year 2017 of $0.5 million. The Company uses a December 31 measurement date for the benefit obligations and a January 1 measurement date for the net periodic benefit costs of the Pension Plan. Variances from actuarially assumed rates will result in increases or decreases in benefit obligations, net periodic benefit cost and funding requirements in future periods. The weighted-average assumptions used for determining the net periodic benefit costs for the year ended December 31, 2016 were a discount rate of 3.75%, an annual salary increase of 3.0% and an expected long-term rate of return on assets of 7.0%. Benefits expense related to the Pension Plan was $0.3 million for each of the years ended December 31, 2016, 2015 and 2014. QHC recognizes the unfunded liability of the Pension Plan in other long-term liabilities in the consolidated and combined balance sheets. Unrecognized gains (losses) and prior service credits (costs) are recorded as other comprehensive income (loss).  The accrued benefit liability for the Pension Plan was $1.1 million at December 31, 2016.